Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,040,552	$ 262,251	$ 1,387,862
Less: allowance for credit loss	(965,612)	(124,100)	(113,362)
Accounts receivable, net	$ 1,074,940	$ 138,151	$ 1,274,500